Regulatory Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset	$ 1,714		$ 1,788		$ 1,730
Carrying Amount, Regulatory Assets	2,063		2,093		2,007
Carrying Amount, Regulatory Liabilities	349		305		277
Generation-related regulatory assets securitized by transition bonds
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	379	[1],[2]	409	[1],[2],[3]	531	[1],[3]
Over-collection of transition bond revenues
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Liabilities	32	[1],[2]	33	[1],[2],[3]	37	[1],[3]
Bondco
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset	312		335		427
Bondco | Generation-related regulatory assets securitized by transition bonds
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	344		368		464
Bondco | Over-collection of transition bond revenues
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Liabilities	$ 32		$ 33		$ 37

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Bondco net regulatory assets of $312 million at March 31, 2013 consisted of $344 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million. Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.
[3]	Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million. Bondco net regulatory assets of $427 million at December 31, 2011 consisted of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.